The Select Sector SPDR® Trust

One Iron Street

Boston, MA 02210

February 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	The Select Sector SPDR® Trust (“Registrant”)

File Nos.: 333-57791, 811-08837

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 51 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2022 with a designated effective date of January 31, 2022 (Accession No. 0001193125-22-019531).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-9946.

Sincerely,

/s/ Timothy Collins
Timothy Collins
Secretary

cc: W. John McGuire, Esq.